Summary of significant accounting policies - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Closing foreign exchange rate	6.5250				6.5250
Right-of-use assets	¥ 59,706		¥ 43,182	¥ 42,611	$ 9,150	¥ 42,000
Approximated lease liabilities						¥ 42,000
Profit (loss)	¥ (3,069,043)	$ (470,351)	(676,034)	¥ (464,993)
IFRS 16
Summary Of Significant Accounting Policies [Line Items]
Profit (loss)			¥ 2,000
Basic and diluted earnings (loss) per share | ¥ / shares			¥ 0.01
Bottom of range
Summary Of Significant Accounting Policies [Line Items]
Lessee lease term	2 years	2 years
Top of range
Summary Of Significant Accounting Policies [Line Items]
Lessee lease term	5 years	5 years
Computer software | Bottom of range
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets estimated useful lives	5 years	5 years
Computer software | Top of range
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets estimated useful lives	10 years	10 years
Other intangible assets
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets estimated useful lives	4 years	4 years
Variable Interest Entity | Equity Pledge Agreement
Summary Of Significant Accounting Policies [Line Items]
Percentage of equity interest pledged	100.00%				100.00%
Variable Interest Entity | Exclusive Business Co-operation Agreement
Summary Of Significant Accounting Policies [Line Items]
Percentage of net profits eligible in respect of fees	100.00%	100.00%